Consolidated Schedule of Investments (unaudited)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Norinchukin Bank (The), 0.11%, 09/28/21(a)	$2,000	$2,000,033

Total Certificates of Deposit — 1.4%
(Cost: $2,000,016)		2,000,033

Commercial Paper

American Electric Power Inc., 0.16%, 08/26/21(a)	550	549,939
American Honda Finance Corp.
0.16%, 09/09/21(a)	1,480	1,479,702
0.17%, 09/16/21(a)	500	499,877
0.17%, 10/06/21(a)	500	499,811
0.17%, 10/19/21(a)	1,900	1,899,145
0.20%, 09/27/21(a)	1,750	1,749,592
Banco Santander SA, 0.16%, 08/04/21(a)	2,700	2,699,970
Barclays Bank UK PLC, 0.09%, 08/02/21(a)	1,750	1,749,987
BASF SE, 0.14%, 09/23/21(a)	5,000	4,999,030
Bayerische Landesbk Giro, 0.15%, 08/05/21(a)	2,800	2,799,963
BNZ International Funding Ltd., 0.07%, 08/02/21(a)	1,150	1,149,993
Cancara Asset Securities LLC, 0.12%, 10/27/21(a)	3,000	2,999,140
CDP Financial Inc., 0.08%, 08/13/21(a)	3,250	3,249,912
Chariot Funding LLC, 0.10%, 10/04/21(a)	5,000	4,999,175
Concord Mini Captial Co., 0.16%, 09/17/21(a)	1,500	1,499,790
DNB Bank ASA, 0.08%, 09/01/21(a)	1,300	1,299,927
Dominion Resources Inc., 0.19%, 10/12/21(a)	2,787	2,785,917
Duke Energy Corp., 0.14%, 08/03/21(a)	1,200	1,199,984
Electricite De France SA, 0.13%, 09/01/21(a)	5,700	5,699,406
Federation Des Caisses Desjardins Du Quebec
0.09%, 09/03/21(a)	2,800	2,799,755
0.11%, 10/19/21(a)	750	749,829
Goldman Sachs International, 0.15%, 08/23/21(a)	3,500	3,499,783
Hyundai Capital America
0.15%, 08/02/21(a)	2,400	2,399,980
0.15%, 09/27/21(a)	2,000	1,999,512
Ionic Capital II, 0.10%, 08/13/21(a)	3,500	3,499,877
La Fayette Asset Securitization LLC, 0.13%, 09/08/21(a)	5,000	4,999,444
Landesbank Baden-Wuerttemberg, 0.14%, 08/02/21(a)	2,200	2,199,981
Lloyds Bank PLC, 0.07%, 08/02/21(a)	2,225	2,224,985
LMA Americas LLC, 0.09%, 08/09/21(a)	750	749,981
Macquarie Bank Ltd.
0.08%, 08/02/21(a)	1,300	1,299,991
0.10%, 10/04/21(a)	750	749,832
0.11%, 09/01/21(a)	3,500	3,499,641
Mitsubishi UFJ Trust and Banking Corp.
0.08%, 09/08/21(a)	2,400	2,399,787
0.09%, 08/30/21(a)	2,400	2,399,835
Mizuho Bank, 0.10%, 08/17/21(a)	2,200	2,199,888
Mizuho Bank Ltd., 0.15%, 08/09/21(a)	3,182	3,181,906
Security	Par/ Shares	Value

Mont Blanc Capital Corp., 0.15%, 10/13/21(a)	$2,100	$2,099,497
Nationwide Building Society
0.09%, 08/03/21(a)	4,500	4,499,960
0.09%, 08/23/21(a)	1,400	1,399,920
Natixis NY, 0.13%, 08/04/21(a)	1,800	1,799,982
Nieuw Amsterdam Receivables Corp., 0.08%, 08/20/21(a)	750	749,961
Nordea Bank ABP, 0.10%, 10/21/21(a)	1,800	1,799,573
Nutrien Ltd.
0.14%, 09/07/21(a)	3,000	2,999,493
0.15%, 09/03/21(a)	2,500	2,499,628
Skandinaviska Enskilda Banken AB, 0.07%, 09/08/21(a)	4,500	4,499,635
Societe Generale, 0.09%, 09/08/21(a)	5,000	4,999,628
Starbird Fdg Corp., 0.15%, 10/04/21(a)	5,000	4,998,973
Total Capital Canada Ltd., 0.11%, 08/02/21(a)	2,500	2,499,982
Virginia Electric and Power Co., 0.16%, 10/14/21(a)	3,000	2,999,027
VW Credit Inc.
0.15%, 08/13/21(a)	800	799,957
0.15%, 09/13/21(a)	3,000	2,999,400
0.19%, 09/14/21(a)	850	849,825

Total Commercial Paper — 85.8%
(Cost: $127,159,037)		127,158,708

U.S. Treasury Obligations
U.S. Treasury Bills
0.04%, 09/07/21(a)	6,000	5,999,745
0.04%, 09/14/21(a)	2,600	2,599,860
0.05%, 10/26/21(a)	4,000	3,999,490

Total U.S. Treasury Obligations — 8.5%
(Cost: $12,599,281)		12,599,095

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	17,200	17,200,000

Total Money Market Funds — 11.6%
(Cost: $17,200,000)		17,200,000

Total Investments in Securities — 107.3%
(Cost: $158,958,334)		158,957,836

Other Assets, Less Liabilities — (7.3)%		(10,746,687)

Net Assets — 100.0%		$148,211,149

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Bloomberg Roll Select Commodity Strategy ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,970,000	$11,230,000	(a)	$—	$—	$—	$17,200,000	17,200	$1,909	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	5,775	09/15/21	$146,356	$2,364,532

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$2,000,033	$—	$2,000,033
Commercial Paper	—	127,158,708	—	127,158,708
U.S. Treasury Obligations	—	12,599,095	—	12,599,095
Money Market Funds	17,200,000	—	—	17,200,000
	$17,200,000	$141,757,836	$—	$158,957,836
Derivative financial instruments(a)
Assets
Futures Contracts	$2,364,532	$—	$—	$2,364,532

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2